Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000247940
Shareholder Report [Line Items]
Fund Name	AB International Low Volatility Equity ETF
Trading Symbol	ILOW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Low Volatility Equity ETF (the “Fund ”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ILOW-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ILOW-A
Expenses [Text Block]

What were the Fund  costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB International Low Volatility Equity ETF	$53	0.52%

Prior to commencing operations, the Fund acquired the assets and liabilities of AB International Low Volatility Equity Portfolio (a "Predecessor Fund"), a series of AB Cap Fund, Inc., and adopted the accounting and performance history of that fund (a "Reorganization"), as of the close of business on July 12, 2024.The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The advisory fees paid, disclosed below includes the impact of advisory fee waiver arrangement of the Predecessor Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund  perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges.. Overall sector allocation and security selection contributed to performance, relative to the benchmark. Security selection within consumer staples and consumer discretionary contributed the most, while selection within real estate and health care detracted. In terms of sector allocation, an overweight to financials and an underweight to materials added to gains and offset losses from an overerweight to energy and an underweight to health care. Country allocation (a result of bottom-up security analysis combined with fundamental research) contributed, led by an overweight to Japan; an underweight to Australia detracted.

Performance Past Does Not Indicate Future [Text]	The Fund ’s past performance is not a good predictor of the Fund ’s future performance.
Line Graph [Table Text Block]
	AB International Low Volatility Equity ETF	MSCI EAFE Index (net)
07/15	$10,000	$10,000
11/15	$9,760	$9,706
11/16	$9,734	$9,351
11/17	$12,093	$11,901
11/18	$11,710	$10,956
11/19	$12,900	$12,319
11/20	$13,296	$13,104
11/21	$14,713	$14,515
11/22	$13,185	$13,042
11/23	$14,366	$14,655
11/24	$17,037	$15,920

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 07/29/15
AB International Low Volatility Equity ETF	18.59%	5.72%	5.87%
MSCI EAFE Index (net)	11.88%	5.89%	-3.49%

Performance Inception Date	Jul. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 825,953,183
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,770,709
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund  Statistics

Net Assets	$825,953,183
# of Portfolio Holdings	89
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,770,709

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Novo Nordisk A/S - Class B	$24,980,497	3.0%
Shell PLC	$21,667,521	2.6%
Constellation Software, Inc./Canada	$20,780,736	2.5%
Oversea-Chinese Banking Corp., Ltd.	$18,894,830	2.3%
RELX PLC (London)	$17,858,995	2.2%
SAP SE	$16,793,566	2.0%
NatWest Group PLC	$16,585,087	2.0%
London Stock Exchange Group PLC	$16,261,440	2.0%
Tesco PLC	$15,784,385	1.9%
Prysmian SpA	$15,560,466	1.9%
Total	$185,167,523	22.4%

Sector Breakdown

Value	Value
Financials	26.0%
Industrials	18.8%
Information Technology	10.7%
Health Care	10.2%
Consumer Staples	9.3%
Consumer Discretionary	8.6%
Communication Services	5.1%
Energy	4.5%
Utilities	3.0%
Real Estate	0.8%
Materials	0.6%
Short-Term Investments	1.5%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
United Kingdom	20.6%
Japan	15.8%
Netherlands	7.5%
Germany	6.5%
United States	6.3%
Canada	6.1%
Italy	5.0%
Singapore	4.2%
France	4.2%
Switzerland	3.6%
Denmark	3.0%
Spain	2.8%
Finland	2.4%
Australia	1.8%
Others	7.8%
Short-Term Investments	1.5%
Other assets less liabilities	0.9%

Material Fund Change [Text Block]
C000247934
Shareholder Report [Line Items]
Fund Name	AB Short Duration High Yield ETF
Trading Symbol	SYFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration High Yield ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SYFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SYFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration High Yield ETF	$39	0.39%

Prior to commencing operations, the Fund acquired the assets and liabilities of AB Short Duration High Yield Portfolio (a “Predecessor Fund”), a series of AB Bond Fund, Inc., and adopted the accounting and performance history of that fund (a “Reorganization”), as of the close of business on June 7, 2024.

The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Over the 12-month period, the portfolio underperformed the Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index (the “benchmark“), before sales charges. Security selection detracted the most from relative performance, mainly from selections in consumer non-cyclicals, media, telecommunications and services that outweighed gains from selections in energy, other consumer cyclicals and finance. Yield-curve positioning in the US also detracted, particularly from underweights to the six-month and two-year parts of the curve, which were partially offset by a gain from an overweight to the five-year part of the curve. At the country allocation level, off-benchmark exposure to the eurozone contributed to relative performance. Currency decisions did not impact investment results during the period.

Treasury futures were used to manage duration and yield-curve positioning, while currency forwards were used to hedge currency risk. Credit default swaps were used to maintain overall account risk relative to benchmark and to actively take single issuer exposure. Purchased options were used to hedge tail risk; written options were utilized to hedge tail risk via put spreads.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	AB Short Duration High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
11/14	$10,000	$10,000	$10,000
11/15	$10,033	$10,016	$9,590
11/16	$10,724	$10,475	$10,697
11/17	$11,235	$11,120	$11,541
11/18	$11,305	$10,782	$11,843
11/19	$12,188	$12,491	$12,509
11/20	$12,677	$13,710	$13,075
11/21	$13,152	$13,637	$13,930
11/22	$12,221	$11,529	$13,337
11/23	$13,286	$11,939	$14,465
11/24	$14,647	$12,972	$16,216

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
AB Short Duration High Yield ETF	10.25%	3.67%	3.89%
Bloomberg U.S. Corporate Bond Index	8.66%	0.76%	2.64%
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index	12.10%	5.33%	4.95%

The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SYFI-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 754,350,983
Holdings Count | Holding	666
Advisory Fees Paid, Amount	$ 465,670
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$754,350,983
# of Portfolio Holdings	666
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$465,670

Holdings [Text Block]

Security Type Breakdown

Corporates - Non-Investment Grade	74.0%
Corporates - Investment Grade	15.0%
Emerging Markets - Corporate Bonds	2.8%
Bank Loans	1.9%
Emerging Markets - Sovereigns	0.8%
Collateralized Loan Obligations	0.4%
Quasi-Sovereigns	0.3%
Commercial Mortgage-Backed Securities	0.2%
Short-Term Investments	3.3%
Other assets less liabilities	1.3%

Country Breakdown

Value	Value
United States	71.3%
United Kingdom	4.6%
Canada	3.6%
Germany	2.4%
Italy	1.7%
France	1.4%
Spain	1.4%
Netherlands	0.9%
Australia	0.8%
Luxembourg	0.8%
Ireland	0.7%
Israel	0.6%
Hong Kong	0.6%
Others	4.6%
Short-Term Investments	3.3%
Other assets less liabilities	1.3%

Material Fund Change [Text Block]
C000247935
Shareholder Report [Line Items]
Fund Name	AB Short Duration Income ETF
Trading Symbol	SDFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https:/www.abfunds.com/link/AB/SDFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https:/www.abfunds.com/link/AB/SDFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Short Duration Income ETF	$30	0.30%

Prior to commencing operations, the Fund acquired the assets and liabilities of AB Short Duration Income Portfolio (a "Predecessor Fund"), a series of AB Bond Fund, Inc., and adopted the accounting and performance history of that fund (a "Reorganization"), as of the close of business on June 7, 2024.The Fund has the same investment objective, strategies, policies and portfolio management team as the Predecessor Fund.

The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund's acquisition of the Predecessor Fund, the other share classes of the Predecessor Fund were converted into Advisor Class shares.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share chasses of the Fund outperformed the Bloomberg 1-5 Year US Government/Credit Index (the “benchmark”), before sales charges. Industry allocation was the primary contributor to performance, relative to the benchmark, from an underweight to US Treasuries and off-benchmark exposure to collateralized mortgage obligations, commercial mortgage-backed securities and collateral loan obligations that were partially offset by losses from exposure to investment-grade credit default swaps in the US. Security selection also contributed from selections in other asset-backed securities and energy. Overall yield-curve positioning in the US detracted from performance. Off-benchmark country allocation to the eurozone also added to performance. Currency decisions did not impact performance during the period.

The Fund used derivatives in the form of interest rate swaps, currency forwards and credit default swaps. Interest rate futures were used to manage and hedge duration risk and/or take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure. Credit default swaps were also used to effectively obtain high yield credit/sector exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Short Duration Income ETF	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-5 Year U.S. Government/Credit Index
12/18	$10,000	$10,000	$10,000
11/19	$10,704	$10,244	$10,565
11/20	$11,049	$10,990	$11,067
11/21	$11,106	$10,863	$10,995
11/22	$10,392	$9,468	$10,369
11/23	$10,914	$9,580	$10,707
11/24	$11,673	$10,989	$11,302

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/12/18
AB Short Duration Income ETF	6.95%	1.68%	2.63%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.59%
Bloomberg 1-5 Year U.S. Government/Credit Index	5.56%	1.36%	2.07%

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 88,503,364
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 21,800
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$88,503,364
# of Portfolio Holdings	383
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$21,800

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Investment Grade	36.9%
Governments - Treasuries	30.3%
Asset-Backed Securities	12.0%
Collateralized Loan Obligations	9.2%
Corporates - Non-Investment Grade	6.7%
Commercial Mortgage-Backed Securities	1.8%
Emerging Markets - Sovereigns	1.0%
Collateralized Mortgage Obligations	0.4%
Bank Loans	0.3%
Short-Term Investments	0.6%
Other assets less liabilities	0.8%

Material Fund Change [Text Block]
C000245882
Shareholder Report [Line Items]
Fund Name	AB Conservative Buffer ETF
Trading Symbol	BUFC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 13, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/BUFC-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Since inception, the Fund returned 12.31% versus the Standard & Poor’s (“S&P”) 500 Index (the "benchmark") return of 31.65%, achieving its objective of providing market participation, up to a return cap and protecting against market declines of up to 15% over each three-month outcome period. The Fund holds a basket of options on the SPDR S&P 500 ETF, which reflects the S&P 500 Index with no active bets on sectors or asset classes.

The Fund used derivatives in the form of purchased options for hedging and investment purposes, which added to performance. Writing options were used for investment purposes, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Conservative Buffer ETF	S&P 500 Index
12/23	$10,000	$10,000
11/24	$11,220	$13,165

Average Annual Return [Table Text Block]
AATR	Since Inception 12/13/23
AB Conservative Buffer ETF	12.31%
S&P 500 Index	31.65%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 696,738,691
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 3,417,651
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$696,738,691
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,417,651

Holdings [Text Block]

Sector Breakdown

Value	Value
Options on Equity Indices	101.4%
Short-Term Investments	0.5%
Other assets less liabilities	-1.9%

Material Fund Change [Text Block]
C000245883
Shareholder Report [Line Items]
Fund Name	AB Core Plus Bond ETF
Trading Symbol	CPLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 13, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CPLS-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Since inception, the Fund has outperformed the Bloomberg U.S. Aggregate Bond Index (the “benchmark”). Security selection among investment-grade corporate bonds, underweight in mortgage-backed securities, and out-of-benchmark allocation to high-yield corporate bonds contributed, relative to the benchmark. Yield-curve positioning detracted marginally with portfolio running similar benchmark interest rate exposures. Country allocation and currency decisions did not impact performance during the period.

The fund used derivatives in the form of treasury futures for hedging purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Core Plus Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/23	$10,000	$10,000
11/24	$10,618	$10,561

Average Annual Return [Table Text Block]
AATR	Since Inception 12/13/23
AB Core Plus Bond ETF	6.19%
Bloomberg U.S. Aggregate Bond Index	5.61%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 55,382,988
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 140,742
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$55,382,988
# of Portfolio Holdings	458
Portfolio Turnover Rate	232%
Total Advisory Fees Paid	$140,742

Holdings [Text Block]

Sector Breakdown

Value	Value
Governments - Treasuries	46.2%
Industrial	25.4%
Financial Institutions	17.5%
Agency Fixed Rate 30-Year	6.5%
Utility	2.4%
Agency Fixed Rate 15-Year	0.2%
Short-Term Investments	7.6%
Other assets less liabilities	-5.8%

Material Fund Change [Text Block]
C000245884
Shareholder Report [Line Items]
Fund Name	AB Corporate Bond ETF
Trading Symbol	EYEG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 13, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EYEG-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Since inception, the Fund has outperformed the Bloomberg US Corporate Bond Index (the “benchmark”). Security selection among investment-grade corporate bonds was the largest contributor, relative to the benchmark. Overall yield-curve positioning detracted, mostly from overweights to the five- to 20-year parts of the curve, which were partially offset by gains to the six-month and two-year parts of the curve. Currency decisions did not impact performance during the period.

The Fund used to treasury futures to hedge duration.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Corporate Bond ETF	Bloomberg U.S. Corporate Bond Index
12/23	$10,000	$10,000
11/24	$10,845	$10,711

Average Annual Return [Table Text Block]
AATR	Since Inception 12/13/23
AB Corporate Bond ETF	8.24%
Bloomberg U.S. Corporate Bond Index	7.11%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 25,358,442
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 71,874
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$25,358,442
# of Portfolio Holdings	364
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$71,874

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrial	52.3%
Financial Institutions	39.7%
Utility	4.8%
Short-Term Investments	2.0%
Other assets less liabilities	1.2%

Material Fund Change [Text Block]
C000240507
Shareholder Report [Line Items]
Fund Name	AB Disruptors ETF
Trading Symbol	FWD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FWD-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$79	0.65%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund outperformed the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) Growth (the “benchmark“), before sales charges. Overall security selection drove the outperformance led by selection within technology and industrials; selection within health care and real estate were the only negative sectors. Sector allocation also contributed: an underweight to consumer staples and an overweight to technology offset losses from underweight to communication services and an overweight to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Disruptors ETF	MSCI ACWI Index (net)	MSCI ACWI Growth Index
03/23	$10,000	$10,000	$10,000
11/23	$11,546	$11,210	$11,633
11/24	$16,660	$14,138	$15,004

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 03/22/23
AB Disruptors ETF	43.99%	34.95%
MSCI ACWI Index (net)	26.12%	22.61%
MSCI ACWI Growth Index	28.98%	26.98%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the MSCI ACWI Index (net) broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 488,789,797
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,112,143
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$488,789,797
# of Portfolio Holdings	104
Portfolio Turnover Rate	163%
Total Advisory Fees Paid	$2,112,143

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	46.8%
Industrials	16.0%
Health Care	13.1%
Communication Services	7.5%
Consumer Discretionary	6.9%
Utilities	3.3%
Financials	2.8%
Energy	0.9%
Real Estate	0.7%
Materials	0.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$20,134,592	4.1%
Tesla, Inc.	$14,858,103	3.0%
Vistra Corp.	$12,113,315	2.5%
GE Vernova, Inc.	$9,217,369	1.9%
Oracle Corp.	$8,542,565	1.7%
Amazon.com, Inc.	$8,424,534	1.7%
Arista Networks, Inc.	$7,943,115	1.6%
Intuitive Surgical, Inc.	$7,816,724	1.6%
Netflix, Inc.	$7,642,529	1.6%
Shopify, Inc. - Class A	$7,174,945	1.5%
Total	$103,867,791	21.2%

Material Fund Change [Text Block]
C000241312
Shareholder Report [Line Items]
Fund Name	AB High Yield ETF
Trading Symbol	HYFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HYFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US Corporate HY 2% Issuer Capped Index (the “benchmark”), before sales charges. Security selection was the largest detractor, relative to the benchmark, from selections in telecommunications, services and banking, which were partially offset by gains from selections in energy. Industry allocation contributed, mainly from an overweight to banking. Yield-curve positioning also contributed, mostly from overweights to the five- and 10-year parts of the curve which partially offset losses from underweights in the six month- and two-year parts of the curve. Currency decisions did not have an impact performance during the period.

During the 12-month period, the Fund utilized derivatives in the form of treasury futures to manage duration and yield-curve positioning. Currency forwards were utilized to hedge currency risk. Credit default swaps were used to maintain overall account risk relative to the benchmark and to actively take a single issuer exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
11/14	$10,000	$10,000	$10,000
11/15	$9,632	$10,016	$9,662
11/16	$10,639	$10,475	$10,832
11/17	$11,463	$11,120	$11,824
11/18	$11,521	$10,782	$11,867
11/19	$12,676	$12,491	$13,015
11/20	$13,725	$13,710	$13,948
11/21	$14,697	$13,637	$14,683
11/22	$13,335	$11,529	$13,368
11/23	$14,391	$11,939	$14,530
11/24	$16,244	$12,972	$16,377

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
AB High Yield ETF	12.21%	4.96%	4.91%
Bloomberg U.S. Corporate Bond Index	8.66%	0.76%	2.64%
Bloomberg U.S. Corporate HY 2% Issuer Capped Index	12.71%	4.70%	5.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Corporate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 175,106,687
Holdings Count | Holding	772
Advisory Fees Paid, Amount	$ 510,547
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$175,106,687
# of Portfolio Holdings	772
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$510,547

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrial	82.4%
Financial Institutions	12.3%
Utility	2.9%
Technology	0.0%
Consumer Staples	0.0%
Financials	0.0%
Industrials	0.0%
Consumer Discretionary	0.0%
Short-Term Investments	1.2%
Other assets less liabilities	1.2%

Material Fund Change [Text Block]
C000245885
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Intermediate Municipal ETF
Trading Symbol	TAFM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 13, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFM-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Since inception, the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection contributed to performance, relative to the benchmark. Overweights to prepay energy and not-for-profit health care contributed, while underweights to single-family housing and toll roads/transit detracted. Security selection within not-for-profit health care and electric utility contributed, while an underweight to state general obligation and an overweight to local general obligation detracted. Yield-curve positioning detracted from performance.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Intermediate Municipal ETF	Bloomberg Municipal Bond Index
12/23	$10,000	$10,000
11/24	$10,602	$10,433

Average Annual Return [Table Text Block]
AATR	Since Inception 12/13/23
AB Tax-Aware Intermediate Municipal ETF	5.81%
Bloomberg Municipal Bond Index	4.33%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 92,476,022
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 99,610
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$92,476,022
# of Portfolio Holdings	196
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$99,610

Holdings [Text Block]

Sector Breakdown

Value	Value
Municipal Obligations	98.2%
Short-Term Investments	1.8%
Other assets less liabilities	0.0%

Material Fund Change [Text Block]
C000245886
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Long Municipal ETF
Trading Symbol	TAFL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 13, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFL-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Since inception the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection, particularly allocations to state general obligation, not-for-profit health care and public higher education, contributed to performance, relative to the benchmark. Yield-curve positioning and security selection within single-family housing detracted from overall performance.

The Fund used derivatives in the form of interest rate swaps and credit default swaps for hedging purposes. Interest rate swaps contributed to performance, while credit default swaps detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Tax-Aware Long Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 20 Year (17-22) Municipal Index
12/23	$10,000	$10,000	$10,000
11/24	$10,650	$10,433	$10,561

Average Annual Return [Table Text Block]
AATR	Since Inception 12/13/23
AB Tax-Aware Long Municipal ETF	6.19%
Bloomberg Municipal Bond Index	4.33%
Bloomberg 20 Year (17-22) Municipal Index	5.61%

Performance Inception Date	Dec. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 29,526,762
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 75,051
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$29,526,762
# of Portfolio Holdings	82
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$75,051

Holdings [Text Block]

Sector Breakdown

Value	Value
Municipal Obligations	98.5%
Short-Term Investments	0.9%
Other assets less liabilities	0.6%

Material Fund Change [Text Block]
C000237018
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Short Duration Municipal ETF
Trading Symbol	TAFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/TAFI-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the Bloomberg 1-5 Year Municipal Bond Index (the “benchmark”). Industry allocation and security selection, particularly allocation to corporate financials, state general obligation and miscellaneous revenue contributed to performance, relative to the benchmark. Yield-curve positioning detracted from performance.

The Fund used derivatives in the form of interest rate swaps for hedging purposes which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 09/14/22
AB Tax-Aware Short Duration Municipal ETF	4.14%	3.50%
Bloomberg Municipal Bond Index	4.93%	4.64%
Bloomberg 1-5 Year Municipal Bond Index	3.39%	2.91%

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg Municipal Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
Material Change Description [Text Block]
	AB Tax-Aware Short Duration Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-5 Year Municipal Bond Index
09/22	$10,000	$10,000	$10,000
11/22	$10,022	$10,106	$10,031
11/23	$10,364	$10,539	$10,308
11/24	$10,791	$11,058	$10,657

AssetsNet	$ 650,593,636
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 1,331,301
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$650,593,636
# of Portfolio Holdings	418
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,331,301

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.8%
AA	34.8%
A	30.5%
BBB	7.9%
BB	3.1%
B	0.9%
A-1+	0.6%
A-1	0.9%
SP-1+	1.3%
SP-1	1.4%
Pre-refunded	7.9%
Not Rated	3.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000237019
Shareholder Report [Line Items]
Fund Name	AB Ultra Short Income ETF
Trading Symbol	YEAR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/YEAR-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the FTSE 3-Month US T-Bill Index (the “benchmark”), before sales charges. Sector allocation contributed to relative performance, from overweights to investment-grade corporate bonds and asset-backed securities. Yield-curve positioning was a minor detractor to overall performance.

During the 12-month period, the Fund used derivatives in the form of futures for hedging and investment purposes, which had no material impact

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB Ultra Short Income ETF	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month US T-Bill Index
09/22	$10,000	$10,000	$10,000
11/22	$10,046	$9,942	$10,065
11/23	$10,616	$10,059	$10,580
11/24	$11,243	$10,750	$11,165

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 09/14/22
AB Ultra Short Income ETF	5.87%	5.43%
Bloomberg U.S. Aggregate Bond Index	6.88%	3.32%
FTSE 3-Month US T-Bill Index	5.53%	5.10%

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 1,143,129,074
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 2,360,963
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,143,129,074
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$2,360,963

Holdings [Text Block]

Sector Breakdown

Value	Value
Governments - Treasuries	34.1%
Financial Institutions	25.9%
Industrial	17.7%
Other ABS - Fixed Rate	5.6%
Autos - Fixed Rate	4.4%
Utility	2.4%
Credit Cards - Fixed Rate	0.9%
Short-Term Investments	8.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000240508
Shareholder Report [Line Items]
Fund Name	AB US High Dividend ETF
Trading Symbol	HIDV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/HIDV-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund out performed Standarad & Poor's ("S&P") 500 Total Return Index (the "benchmark"). Both security and sector selection contributed, relative to the benchmark. Within security selection, positions within Broadcom and Unum were the largest contributors, while holdings within Civitas Resources and LyondellBasell detracted the most. Overweights to utilities and financials contributed, while an underweight to technology and an overweight to materials detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US High Dividend ETF	S&P 500 Index
03/23	$10,000	$10,000
11/23	$11,374	$11,541
11/24	$15,585	$15,452

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 03/22/23
AB US High Dividend ETF	36.89%	29.83%
S&P 500 Index	33.89%	29.20%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 25,457,354
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 61,235
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$25,457,354
# of Portfolio Holdings	108
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$61,235

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	27.0%
Financials	19.2%
Health Care	8.9%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	6.6%
Real Estate	6.2%
Materials	4.5%
Industrials	3.6%
Utilities	3.4%
Energy	3.3%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$1,852,361	7.3%
NVIDIA Corp.	$1,714,715	6.7%
Microsoft Corp.	$1,405,887	5.5%
Amazon.com, Inc.	$759,006	3.0%
Alphabet, Inc. - Class A	$480,494	1.9%
Meta Platforms, Inc. - Class A	$439,929	1.7%
Netflix, Inc.	$402,612	1.6%
Oracle Corp.	$341,954	1.3%
Merck & Co., Inc.	$335,209	1.3%
Tesla, Inc.	$326,521	1.3%
Total	$8,058,688	31.6%

Material Fund Change [Text Block]
C000241953
Shareholder Report [Line Items]
Fund Name	AB US Large Cap Strategic Equities ETF
Trading Symbol	LRGC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LRGC-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund outperformed the Standard & Poor’s (“S&P”) 500 Index (the "benchmark"), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within consumer staples and industrials added to gains, while selection within consumer discretionary and health care detracted. In terms of sector allocation, gains from an overweight to communication services and an underweight to energy were offset by an overweight to health care and an underweight to consumer discretionary, which detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Large Cap Strategic Equities ETF	S&P 500 Index
09/23	$10,000	$10,000
11/23	$10,392	$10,313
11/24	$13,954	$13,808

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 09/20/23
AB US Large Cap Strategic Equities ETF	34.20%	32.02%
S&P 500 Index	33.89%	30.85%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 259,957,424
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 610,152
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$259,957,424
# of Portfolio Holdings	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$610,152

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	29.1%
Financials	13.6%
Health Care	12.3%
Communication Services	11.9%
Consumer Discretionary	8.0%
Industrials	7.9%
Consumer Staples	5.8%
Energy	3.7%
Materials	2.8%
Real Estate	1.6%
Utilities	1.5%
Short-Term Investments	1.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$19,507,955	7.5%
NVIDIA Corp.	$18,422,504	7.1%
Alphabet, Inc. - Class C	$11,884,176	4.6%
Apple, Inc.	$11,819,034	4.5%
Amazon.com, Inc.	$10,999,460	4.2%
Visa, Inc. - Class A	$9,418,371	3.6%
Meta Platforms, Inc. - Class A	$8,837,062	3.4%
UnitedHealth Group, Inc.	$7,900,259	3.0%
Walmart, Inc.	$6,295,088	2.4%
Oracle Corp.	$5,711,741	2.2%
Total	$110,795,650	42.5%

Material Fund Change [Text Block]
C000240509
Shareholder Report [Line Items]
Fund Name	AB US Low Volatility Equity ETF
Trading Symbol	LOWV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/LOWV-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”). Overall security selection drove the underperformance. Selection within technology and financials detracted the most, while selection within health care and consumer staples contributed and offset some losses. Sector allocation was also negative. Gains from underweights to materials and energy were offset by losses from overweights to health care and utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	AB US Low Volatility Equity ETF	S&P 500 Index
03/23	$10,000	$10,000
11/23	$11,609	$11,541
11/24	$14,690	$15,452

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 03/22/23
AB US low Volatility Equity ETF	26.47%	25.41%
S&P 500 Index	33.89%	29.20%

Performance Inception Date	Mar. 22, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 76,717,855
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 203,598
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$76,717,855
# of Portfolio Holdings	79
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$203,598

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	29.4%
Financials	16.3%
Health Care	13.0%
Industrials	10.0%
Communication Services	9.3%
Consumer Discretionary	8.2%
Consumer Staples	6.5%
Energy	2.2%
Utilities	2.1%
Real Estate	1.1%
Materials	1.1%
Short-Term Investments	0.7%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,214,276	8.1%
Alphabet, Inc. - Class C	$3,546,704	4.6%
Apple, Inc.	$3,081,255	4.0%
Broadcom, Inc.	$2,406,402	3.1%
Fiserv, Inc.	$1,920,584	2.5%
AbbVie, Inc.	$1,686,614	2.2%
NVIDIA Corp.	$1,652,779	2.2%
UnitedHealth Group, Inc.	$1,621,301	2.1%
Oracle Corp.	$1,495,540	1.9%
Visa, Inc. - Class A	$1,479,931	1.9%
Total	$25,105,386	32.6%

Material Fund Change [Text Block]